TANGIBLE FIXED ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Balance	$ 1,445,022
Balance	1,782,181	$ 1,445,022
Prepayments On Vessels [Abstract]
Balance	45,491	88,400
Balance	95,003	45,491	$ 88,400
Vessels and capitalized dry docking
Reconciliation of changes in property, plant and equipment [abstract]
Balance	1,396,600	1,294,500
Balance	1,674,800	1,396,600	1,294,500
Prepayments On Vessels [Abstract]
Balance	45,500	88,400	44,100
Additions	301,800	38,900	44,300
Transferred to/from other items	(252,300)	(81,800)	0
Balance	95,000	45,500	88,400
Vessels and capitalized dry docking | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance	1,886,300	1,726,600	1,697,400
Additions	81,300	162,700	103,100
Disposals	(25,600)	(30,200)	(14,300)
Transferred from prepayments	252,300	81,800
Transferred to assets held-for-sale	(130,100)	(54,600)	(59,600)
Balance	2,064,200	1,886,300	1,726,600
Vessels and capitalized dry docking | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance	327,600	264,800	180,000
Disposals	(25,600)	(30,200)	(14,300)
Depreciation for the year	106,500	113,400	113,600
Transferred to assets held-for-sale	(47,900)	(20,400)	(14,500)
Balance	360,600	327,600	264,800
Vessels and capitalized dry docking | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance	162,100	167,300	173,600
Impairment losses on tangible fixed assets	6,000	3,200	3,600
Transferred to assets held-for-sale	(19,300)	(8,400)	(9,900)
Reversal of impairment 1)	(120,000)
Balance	28,800	162,100	167,300
Other plant and operating equipment
Prepayments On Vessels [Abstract]
Balance	3,000	1,900
Balance	4,300	3,000	1,900
Other plant and operating equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance	5,800	3,600	2,700
Additions	2,200	2,200	1,000
Adjustment on transition to IFRS 16	300
Disposals	(200)	0	(100)
Balance		5,800	3,600
Prepayments On Vessels [Abstract]
Balance	5,800	3,600
Balance	8,100	5,800	3,600
Other plant and operating equipment | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance	2,800	1,700	900
Disposals	0	0	(100)
Depreciation for the year	1,000	1,100	900
Balance	3,800	$ 2,800	$ 1,700
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Balance	8,100
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Additions	500
Adjustment on transition to IFRS 16	9,900
Balance	10,400
Land and buildings | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation for the year	2,300
Balance	$ 2,300